Trade Payables and Other	6 Months Ended
Jun. 30, 2018
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Trade Payables and Other

NOTE 16 - TRADE PAYABLES AND OTHER

	At June 30, 2018		At December 31, 2017
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	837	—	717

Fixed assets payables	—	26	—	27
Employees’ entitlements	—	154	—	159
Taxes payable other than income tax	—	22	—	12
Deferred revenue (until December 31, 2017)	—	—	32	10
Contract liabilities (from January 1, 2018)	21	48	—	—
Other payables	19	9	22	5

Total Other	40	259	54	213

Total Trade payables and other	40	1,096	54	930

16.1 Contract liabilities

	At June 30, 2018		At January 1, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	12	—	14	—
Advance payment from customers	9	9	18	9
Prepayment from customer	—	2	—	1
Unrecognized variable consideration(A)	—	37	—	39

Total Contract liabilities	21	48	32	49

(A)	Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.